PROPOSED REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2012
Reverse Stock Split Disclosure [Abstract]
Reverse Stock Split Disclosure [Text Block]

17. PROPOSED REVERSE STOCK SPLIT

On June 30, 2011, the Company held a special meeting of stockholders.  At the meeting, the stockholders approved, among other things, separate amendments to the certificate of incorporation that would effect a reverse split of the Company’s common stock within a range of 1:2 to 1:10, and authorized the Company’s board of directors to determine the ratio at which the reverse split will be effected by filing the appropriate amendment to the certificate of incorporation, or to determine not to proceed with the reverse split at all.  The purpose of the proposed reverse split was to increase the price per share of the Company’s common stock in order to exceed the minimum price per share required to secure a listing on a national securities exchange and was contemplated in connection with the Company’s underwritten public offering that closed on December 6, 2011 (see Note 9). The Company did not obtain the NASDAQ listing and did not effect the reverse split in connection with the offering. While the Company may effect a reverse split at a later date, it would not do so on the basis of the stockholder approval obtained at the June 30, 2011 special meeting and would instead seek further approval of its stockholders.